Average Annual Total Returns - Class A - Thrivent Municipal Bond Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A (after taxes on distributions) 1 Year	Class A (after taxes on distributions) 5 Years	Class A (after taxes on distributions) 10 Years	Class A (after taxes on distributions and redemptions) 1 Year	Class A (after taxes on distributions and redemptions) 5 Years	Class A (after taxes on distributions and redemptions) 10 Years	Bloomberg Barclays Municipal Bond Index(reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays Municipal Bond Index(reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays Municipal Bond Index(reflects no deduction for fees, expenses or taxes) 10 Years
Total	0.06%	2.30%	3.81%	0.06%	2.30%	3.80%	1.16%	2.48%	3.73%	5.21%	3.91%	4.63%